Benefit Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance liabilities	¥ (46,101)	¥ (34,764)
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets		4,416
Accrued pension and severance liabilities	(19,738)	(5,386)
Net amount recognized	(19,738)	(970)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,354
Accrued pension and severance liabilities	(24,157)	(25,941)
Net amount recognized	¥ (22,803)	¥ (25,941)